DEBT AND OBLIGATIONS UNDER CAPITAL LEASES	6 Months Ended
Jun. 30, 2014
Debt Disclosure [Abstract]
DEBT AND OBLIGATIONS UNDER CAPITAL LEASES
7.                                      DEBT AND OBLIGATIONS UNDER CAPITAL LEASES

Debt

As of June 30, 2014 and December 31, 2013, we had total long-term debt outstanding of $1,085.4 million and $889.5 million, respectively. The increase is primarily attributable to the bank debt assumed upon the acquisition of the Golar Igloo in March 2014. In addition, in March 2014, we drew down $20.0 million from our revolving Sponsor credit facility with Golar. The Sponsor credit facility is unsecured, interest free and repayable in April 2015.

Golar Igloo debt

The Golar Igloo debt originally formed part of Golar's $1.125 billion facility to fund eight of their newbuildings. The portion of the debt is secured against the Golar Igloo was assumed by us upon our acquisition of the vessel from Golar in March 2014. The amount that drawn down under the original facility and the balance outstanding at the date of acquisition was $161.3 million. The Golar Igloo debt bears interest at LIBOR plus a margin. The debt is divided into three tranches, with the following general terms, in line with the original facility:

Tranche	Proportion of debt	Term of loan	Repayment terms
K-Sure	40%	12 years	Semi-annual installments
KEXIM	40%	12 years	Semi-annual installments
Commercial	20%	5 years	Semi-annual installments, unpaid balance to be refinanced after 5 years

The K-Sure Tranche, is funded by a consortium of lenders, of which 95% is guaranteed by a Korean Trade Insurance Corporation (or K-Sure) policy; the KEXIM tranche is funded by the Export Import Bank of Korea (or KEXIM). The commercial tranche is funded by a syndicate of banks and is for a term of five years from the date of drawdown with a final balloon payment of $20.2 million due in February 2019. In the event the commercial tranche is not refinanced prior to the end of the five years, KEXIM has an option to demand repayment of the balance outstanding under the KEXIM tranche.

Obligations under capital leases

Our capital lease obligations as of June 30, 2014 and December 31, 2013 were $164.8 million and $159.0 million, respectively. The increase is due to the decline of the US Dollar against the British Pound in the six months ended June 30, 2014.